Plant and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Plant and Equipment, Net [Line Items]
Depreciation expense	$ 57,050	$ 73,357		$ 101,957		$ 184,364
Management of indicators of impairment
Impairment loss
2026 [Member]
Plant and Equipment, Net [Line Items]
Depreciation expense	37,456	48,162
2027 [Member]
Plant and Equipment, Net [Line Items]
Depreciation expense	25,560	32,866
2028 [Member]
Plant and Equipment, Net [Line Items]
Depreciation expense	$ 6,705	$ 8,622